STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended
Sep. 30, 2014
Fantex Series Vernon Davis Convertible Tracking Stock
Underwriting fees	$ 210,550
Fantex Series EJ Manuel Convertible Tracking Stock
Underwriting fees	$ 261,850